Average Annual Total Returns - StrategicAdvisersTax-SensitiveShortDurationFund-PRO - StrategicAdvisersTax-SensitiveShortDurationFund-PRO - Strategic Advisers Tax-Sensitive Short Duration Fund	Jul. 29, 2023
Strategic Advisers Tax-Sensitive Short Duration Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(0.09%)
Past 5 years	1.01%
Since Inception	1.01%
Strategic Advisers Tax-Sensitive Short Duration Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(0.13%)
Past 5 years	0.97%
Since Inception	0.97%
Strategic Advisers Tax-Sensitive Short Duration Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.36%
Past 5 years	1.02%
Since Inception	1.02%
LB319
Average Annual Return:
Past 1 year	(1.13%)
Past 5 years	1.02%
Since Inception	1.02%	[1]
IXYDZ
Average Annual Return:
Past 1 year	0.58%
Past 5 years	1.00%
Since Inception	1.00%	[1]

[1]	A From December 28, 2017 .